Post-employment Benefits - Summary of Changes in Discount Rate (Detail) R$ in Thousands	Dec. 31, 2018 BRL (R$)
Futura [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate, increase	R$ (25,152)
Discount rate, decrease	23,052
Futura II [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate, increase	(125)
Discount rate, decrease	118
Comgas [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate, increase	(31,530)
Discount rate, decrease	R$ 35,642